FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Amortized cost.
Financial assets by category
Financial assets.	$ 153,393,279	$ 123,776,201	$ 101,786,147
Fair value
Financial assets by category
Financial assets.	5,698,390	18,453,966	31,392,344
Cash and cash equivalents. | Amortized cost.
Financial assets by category
Financial assets.	32,912,886	28,327,569	20,176,452
Cash and cash equivalents. | Fair value
Financial assets by category
Financial assets.	562,380	7,718,544	22,346,409
Other financial assets | Amortized cost.
Financial assets by category
Financial assets.	884,964	1,523,438	4,713,161
Other financial assets | Fair value
Financial assets by category
Financial assets.	5,136,010	10,735,422	9,045,935
Trade receivables | Amortized cost.
Financial assets by category
Financial assets.	111,952,722	88,919,911	73,546,633
Other receivables. | Amortized cost.
Financial assets by category
Financial assets.	$ 7,642,707	$ 5,005,283	$ 3,349,901